As filed with the Securities and Exchange Commission on February 25, 2021

Securities Act Registration No. 333-173080

Investment Company Act Registration No. 811-22538

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 97	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 103	☒

(Check appropriate box or boxes.)

ADVISERS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 557-4100

Barbara J. Nelligan

50 S. LaSalle Street

Chicago, Illinois 60603

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 15, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 15, 2021, the effectiveness of the registration statement for the State Farm Growth Fund, State Farm Balanced Fund, the State Farm Interim Fund, and the State Farm Municipal Bond Funds, filed in Post-Effective Amendment No. 92 on December 15, 2020, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No.  97 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 92.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 97 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois, on the 25th day of February 2021.

Advisers Investment Trust

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Barbara J. Nelligan Barbara J. Nelligan	President (Principal Executive Officer)	February 25, 2021

Daniel P. Houlihan Daniel P. Houlihan*	Trustee	February 25, 2021

D’Ray Moore D’Ray Moore*	Trustee	February 25, 2021

Steven R. Sutermeister Steven R. Sutermeister*	Trustee	February 25, 2021

Michael M. Van Buskirk Michael M. Van Buskirk*	Trustee	February 25, 2021

David M. Whitaker David M. Whitaker*	Trustee	February 25, 2021

/s/ Troy A. Sheets Troy A. Sheets	Treasurer (Principal Financial Officer)	February 25, 2021

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, as Attorney-in-Fact

*	Pursuant to Power of Attorney